Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following at December 31:

	2023	2024	2024
	HK$	HK$	US$
Accounts receivable	4,074,594	2,087,509	268,742
Less: provision for credit losses	(1,495,119)	(966,947)	(124,483)
Accounts receivable, net	2,579,475	1,120,562	144,259

Schedule of Allowance for Doubtful Accounts and Credit Losses

The movement of provision for credit losses are as follows:

	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended December 31	497,099	1,495,119	192,479
Write-offs	(497,099)	(1,318,165)	(169,698)
Addition	1,495,119	789,993	101,702
Balance at end of the year ended December 31	1,495,119	966,947	124,483